The projected realization of the deferred taxes is shown below: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Assets	R$ 2,040,617
Liabilities	(2,442,186)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Assets	388,826
Liabilities	(161,407)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Assets	144,103
Liabilities	(268,255)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Assets	145,942
Liabilities	(273,502)
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Assets	105,389
Liabilities	(194,576)
Later Than Six Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Assets	98,634
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(167,543)
Later Than Seven Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Assets	226,560
Liabilities	(419,476)
Later Than Ten Years And Not Later Than Eleven Years [Member]
IfrsStatementLineItems [Line Items]
Assets	931,163
Liabilities	R$ (957,427)